Leases - Details of leases in the consolidated balance sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
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Total right-of-use assets	€ 678,696	€ 703,858
Lease liabilities
Non-current	690,857	696,285
Current	42,642	44,405
Lease liability recognised	733,499	740,690
Land and Buildings
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Total right-of-use assets	665,002	685,405
Machinery
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Total right-of-use assets	3,671	4,469
Computer equipment
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Total right-of-use assets	3,588	4,324
Vehicles
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Total right-of-use assets	€ 6,435	€ 9,660